Fair Value Measurements - Summary of Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 446,760	$ 614,040	$ 12,240,000
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 251,850	$ 346,150	$ 6,900,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	194,910	267,890	5,340,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0	0	0
Public Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	251,850	346,150	6,900,000
Public Warrants [Member] | Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	251,850	346,150	6,900,000
Public Warrants [Member] | Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0	0	0
Public Warrants [Member] | Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0	0	0
Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	194,910	267,890	5,340,000
Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0	0	0
Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	194,910	267,890	5,340,000
Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 0	$ 0	$ 0